Share capital, share premium and other capital reserves - Schedule of ordinary shares (Details) $ in Thousands, $ in Millions			12 Months Ended
	Feb. 15, 2024 USD ($)	Feb. 15, 2024 AUD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Share capital
Beginning balance			$ (20,931)
Proceeds from issuance of shares	$ 210,800	$ 325
Share issuance cost			(6,771)
Ending balance			(165,485)	$ (20,931)
Share Premium
Beginning balance			(19,961)
Ending balance			268,027	(19,961)
Other capital reserves
Contribution of conversion price in excess of fair value of warrants			198	$ 945
Amount in excess of the face value over the present value on related promissory note			69
Public shareholders - non-redemption
Share capital
Issue of shares			34,431
Glencore
Share capital
Rollover shares - Glencore			100,000
PIPE | Osisko
Share capital
Issue of shares			15,000
PIPE | Sprott
Share capital
Issue of shares			15,000
PIPE | BlackRock
Share capital
Issue of shares			45,000
PIPE A and PIPE B
Share capital
Issue of shares			184,517
Backstop facility | Osisko
Share capital
Issue of shares			$ 25,000
Ordinary shares
Number of shares
Beginning balance (in shares) | shares			6,628,695	6,628,695
Issued during the year (in shares) | shares			43,607,849
Ending balance (in shares) | shares			50,236,544	6,628,695
Share capital
Beginning balance			$ 1	$ 1
Issue of shares				0
Proceeds from issuance of shares			4
Ending balance			5	1
Share Premium
Beginning balance			24	24
Gross proceeds from issuance of shares			439,042
Share issuance cost			(6,771)
Ending balance			432,295	24
Other capital reserves
Beginning balance			945
Issued during the year				945
Contribution of conversion price in excess of fair value of warrants			198
Amount in excess of the face value over the present value on related promissory note			69
Gross proceeds from issuance of shares			267
Ending balance			$ 1,212	$ 945
Ordinary shares | Public shareholders - non-redemption
Number of shares
Number of of shares issued for acquisition | shares			3,329,006
Share Premium
Issued during the year			$ 34,431
Ordinary shares | Glencore
Number of shares
Issued during the year (in shares) | shares			10,000,000
Share capital
Rollover shares - Glencore			$ 1
Share Premium
Glencore rollover shares			$ 99,999
Ordinary shares | PIPE | Osisko
Number of shares
Issued during the year (in shares) | shares			1,500,000
Share Premium
Issued during the year			$ 15,000
Ordinary shares | PIPE | Sprott
Number of shares
Issued during the year (in shares) | shares			1,500,000
Share Premium
Issued during the year			$ 15,000
Ordinary shares | PIPE | BlackRock
Number of shares
Issued during the year (in shares) | shares			4,500,000
Share capital
Issue of shares			$ 1
Share Premium
Issued during the year			$ 44,999
Ordinary shares | PIPE A and PIPE B
Number of shares
Issued during the year (in shares) | shares			18,451,747
Share capital
Issue of shares			$ 2
Share Premium
Issued during the year			$ 184,515
Ordinary shares | Backstop facility | Osisko
Number of shares
Issued during the year (in shares) | shares			2,500,000
Share Premium
Issued during the year			$ 25,000
Ordinary shares | Pipe Financing October 2023
Number of shares
Issued during the year (in shares) | shares			1,827,096
Share Premium
Issued during the year			$ 20,098